UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

October 10, 2006

To Our Shareholders:

We are pleased to submit to you our report for the six months ended August 31, 2006. The net asset values per share at that date were $12.84 and $12.81 for Class A and Class C shares, respectively. Class I shares had a net asset value of $12.85. In addition, a dividend was declared for shareholders of record on September 27, 2006 and paid on September 28, 2006 to all three classes of shares. The dividends were as follows: $0.035 per Class A share, $0.02 per Class C share and $0.05 per Class I share.a

Investment Review

The total return, including income and change in net asset value, for Cohen & Steers Dividend Value Fund and the comparative benchmarks were:

Six Months ended 8/31/06
Cohen & Steers Dividend Value Fund—Class A	5.33%
Cohen & Steers Dividend Value Fund—Class C	5.09%
Cohen & Steers Dividend Value Fund—Class I	5.58%
Russell 1000 Value Index[b]	6.21%
S&P 500 Index[b]	2.79%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance does not include the effect of sales charges. If sales charges were included, returns would have been lower. See "Performance Review" for performance information that includes the effect of sales charges.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year.

b  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Investment Review

U.S. common stock prices increased modestly from February 28 to August 31, 2006 despite higher short-term interest rates, lofty oil prices, and emerging weakness in housing. The S&P 500 Index had a 2.8% total return. There was a sharp differentiation in style returns, however, as value stocks outperformed growth stocks. The Russell 1000 Value Index had a total return of 6.2% while the Russell 1000 Growth Index declined 1.3%. The Dividend Value Fund Class A shares finished the six-month period ended August 31, 2006 with a total return of 5.3%.

In the period, consumer staples returned the most (16.2% total return) in the Russell 1000 Value Index, followed by energy (11.3%) and telecommunications (10.8%). All three sectors benefited from increased uncertainty about the combination of higher global interest rates and energy costs, and growing political tensions in Iran, North Korea and the Middle East. Technology (–1.6% total return) had the worst return for the period, followed by industrials (1.7%) and materials (1.9%).

For the six-month period, leading sectors in the fund were telecom, consumer staples, utilities and industrials. The fund's overweight in consumer staples and stock selection in industrials and financials contributed to performance. Lagging sectors included materials and information technology.

Investment Outlook

Energy prices and Federal Reserve monetary policy continue to dominate economic forecasts. Global political tensions have increased, keeping oil prices high and adding caution to market sentiment. Meanwhile, expectations that the Federal Reserve may have completed its series of rate hikes have shed sunlight on some sectors of the market. Going forward, this growing optimism is at least partially predicated on further evidence of slowing inflation.

We believe that equities are reasonably priced and offer attractive long-term return potential. Cash and marketable securities on balance sheets of S&P 500 companies should continue to grow as U.S. companies are generating vast amounts of free cash flow while finding fewer high-return opportunities in which to invest. In our view, financial strength among large U.S. corporations is the highest it has been in some time, and high productivity gives some assurance that credit risks have declined. Moreover, the market's second quarter price decline provides a potentially attractive entry point, as valuations have begun to discount a slowing economic environment. While we agree that the economy will likely slow, the magnitude of the slowdown is open to question. We believe firm economic data from Japan, Europe and China suggest that the U.S. economy can continue to expand, albeit at a slower pace. Growth in Europe and Japan could provide much-needed assistance to a tiring U.S. economy that has been a top contributor to the world's economy over the past several years. Recently amassed wealth in BRIC countries (Brazil, Russia, India and China) will, in our view, aid global GDP growth and support demand for U.S. exports.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

One critical question: "Will political tensions ease enough to permit oil prices to decrease and repel headwinds from higher energy costs, a weaker dollar and higher interest rates?" After all, if oil prices decline, the benefits are two-fold: lower costs and less upward pressure on interest rates due to easing inflation, both of which are positives for equities. Early evidence in September suggests a sustainable pull-back in oil prices is forming, which could provide a substantial boost to consumers and industry alike. Larger, stable companies with consistent earnings and dividends should perform better than smaller speculative companies in these uncertain times, in our view. With the S&P 500 trading at a reasonable 17 times estimated earnings (compared with a 5-year average of 27 times earnings) and a forward P/E of only 15 times earnings, we believe equities are positioned to perform well over the next full market cycle.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

  RICHARD E. HELM

  Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended August 31, 2006

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	7.93%[a]	11.40%[b]	—
1 Year (without sales charge)	13.01%	12.40%	13.42%
Since Inception[c] (with sales charge)	7.90%[a]	11.36%[b]	—
Since Inception[c] (without sales charge)	12.97%	12.36%	13.38%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Through February 28, 2007, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of August 31, 2005.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06-08/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value March 1, 2006	Expenses Paid Ending Account Value August 31, 2006	During Period* March 1, 2006– August 31, 2006
Class A
Actual (5.33% return)	$1,000.00	$1,053.30	$5.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09
Class C
Actual (5.09% return)	$1,000.00	$1,050.90	$8.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.89	$8.39
Class I
Actual (5.58% return)	$1,000.00	$1,055.80	$3.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.00%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 3.88%, 4.55% and 3.60%, respectively.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

AUGUST 31, 2006

Top Ten Long-Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
1. HSBC Holdings PLC (ADR)	$663,862	2.8%
2. Aflac	653,515	2.8
3. Bank of America Corp.	622,787	2.6
4. Wells Fargo & Co.	597,700	2.5
5. FPL Group	551,180	2.3
6. Procter & Gamble Co.	526,150	2.2
7. Wal-Mart de Mexico SA de CV (ADR)	523,643	2.2
8. General Electric Co.	504,088	2.1
9. Lockheed Martin Corp.	495,600	2.1
10. Citigroup	493,500	2.1

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

		Number of Shares	Value
COMMON STOCK	94.1%
BASIC MATERIALS—CHEMICAL	1.0%
Alcoa		4,300	$122,937
Dow Chemical Co.		3,200	122,016
			244,953
COMMERCIAL SERVICES	1.1%
Automatic Data Processing		5,700	269,040
CONSUMER—CYCLICAL	11.6%
AIRLINES	0.9%
Cathay Pacific Airways Ltd. (ADR)		22,500	209,813
APPAREL	1.5%
Nike		4,500	363,420
AUTO MANUFACTURERS	0.7%
PACCAR		2,900	158,543
AUTO PARTS EQUIPMENT	0.6%
Magna International		2,100	151,095
HOTEL	2.3%
Harrah's Entertainment		3,400	212,024
InterContinental Hotels Group PLC (ADR)		18,912	333,797
			545,821
LEISURE TIME	1.0%
Carnival Corp.		5,500	230,450
RETAIL	4.4%
Federated Department Stores		2,800	106,344
JC Penney Co.		3,300	208,032
Nordstrom		5,700	212,895
Wal-Mart de Mexico SA de CV (ADR)		15,300	523,642
			1,050,913
TOYS/GAMES/HOBBIES	0.2%
Mattel		2,500	47,100
TOTAL CONSUMER—CYCLICAL			2,757,155

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2006 (Unaudited)

		Number of Shares	Value
CONSUMER—NON-CYCLICAL	15.3%
AGRICULTURE	2.3%
Altria Group		4,700	$392,591
Monsanto Co.		3,000	142,320
			534,911
BEVERAGE	2.0%
Diageo PLC (ADR)		6,500	464,750
COSMETICS/PERSONAL CARE	2.2%
Procter & Gamble Co.		8,500	526,150
FOOD	1.1%
Hershey Co.		5,000	269,800
HEALTHCARE PRODUCTS	3.4%
Becton Dickinson & Co.		1,600	111,520
Johnson & Johnson		7,400	478,484
Medtronic		4,700	220,430
			810,434
HEALTHCARE SERVICES	0.5%
Health Management Associates—Class A		6,000	125,460
PHARMACEUTICAL	3.8%
Abbott Laboratories		8,800	428,560
Pfizer		8,400	231,504
Teva Pharmaceutical Industries Ltd. (ADR)		6,600	229,416
			889,480
TOTAL CONSUMER—NON-CYCLICAL			3,620,985

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2006 (Unaudited)

		Number of Shares	Value
ENERGY	12.2%
OIL & GAS	10.3%
BP PLC (ADR)		4,700	$319,835
ChevronTexaco Corp.		4,100	264,040
ConocoPhillips		4,100	260,063
Exxon Mobil Corp.		5,700	385,719
GlobalSantaFe Corp.		9,500	467,590
Kinder Morgan		2,100	219,156
Petro-Canada		5,100	217,872
Schlumberger Ltd.		3,400	208,420
Valero Energy Corp.		1,800	103,320
			2,446,015
OIL & GAS SERVICES	1.9%
Baker Hughes		6,300	448,434
TOTAL ENERGY			2,894,449
FINANCIAL	27.2%
BANK	10.6%
Bank of America Corp.		12,100	622,787
Commerce Bancorp		2,500	83,275
HSBC Holdings PLC (ADR)		7,300	663,862
US Bancorp		13,000	416,910
Washington Mutual		3,300	138,237
Wells Fargo & Co.		17,200	597,700
			2,522,771
DIVERSIFIED FINANCIAL SERVICE	7.4%
Citigroup		10,000	493,500
Countrywide Financial Corp.		7,000	236,600
Franklin Resources		2,300	226,343
Freddie Mac		3,400	216,240
JPMorgan Chase & Co.		9,400	429,204
Morgan Stanley		2,200	144,738
			1,746,625

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2006 (Unaudited)

		Number of Shares	Value
INSURANCE	9.2%
ACE Ltd.		5,800	$312,388
Aflac		14,500	653,515
Allstate Corp.		6,900	399,786
American International Group		3,300	210,606
Fidelity National Financial		3,900	156,897
HCC Insurance Holdings		14,000	454,860
			2,188,052
TOTAL FINANCIAL			6,457,448
INDUSTRIAL	9.9%
AEROSPACE & DEFENSE	5.2%
Boeing Co.		2,700	202,230
General Dynamics Corp.		3,300	222,915
Lockheed Martin Corp.		6,000	495,600
Northrop Grumman Corp.		4,600	307,326
			1,228,071
BUILDING MATERIALS	0.5%
Cemex SA de CV (ADR)		4,200	121,338
COMPUTERS	0.7%
International Business Machines Corp.		2,000	161,940
DIVERSIFIED MANUFACTURING	2.1%
General Electric Co.		14,800	504,088
TRANSPORTATION	1.4%
United Parcel Service		4,600	322,230
TOTAL INDUSTRIAL			2,337,667
REAL ESTATE	2.7%
APARTMENT	0.4%
AvalonBay Communities		700	84,700
INDUSTRIAL	0.7%
ProLogis		2,900	163,734
OFFICE	0.4%
Corporate Office Properties Trust		2,300	108,031

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2006 (Unaudited)

		Number of Shares	Value
REGIONAL MALL	0.7%
Simon Property Group		2,100	$178,059
SELF STORAGE	0.5%
Public Storage		1,300	112,645
TOTAL REAL ESTATE			647,169
TECHNOLOGY	4.4%
SEMICONDUCTORS	3.0%
Intel Corp.		8,000	156,320
Linear Technology Corp.		8,300	282,283
Microchip Technology		8,300	283,528
			722,131
SOFTWARE	1.4%
Microsoft Corp.		12,800	328,832
TOTAL TECHNOLOGY			1,050,963
TELECOMMUNICATIONS	3.5%
AT&T		12,000	373,560
Nokia Corp. (ADR)		5,500	114,840
Verizon Communications		5,700	200,526
Vodafone Group PLC (ADR)		6,387	138,534
			827,460
UTILITY	5.2%
ELECTRIC—DISTRIBUTION	0.9%
Edison International		5,000	218,200
ELECTRIC—INTEGRATED	4.3%
Exelon Corp.		7,600	463,448
FPL Group		12,400	551,180
			1,014,628
TOTAL UTILITY			1,232,828
TOTAL COMMON STOCK (Identified cost—$21,399,170)			22,340,117

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

August 31, 2006 (Unaudited)

		Principal Amount	Value
COMMERCIAL PAPER	5.1%
New Center Asset Trust, 4.15%, due 9/1/06		$600,000	$600,000
San Paolo U.S. Finance Co., 4.15%, due 9/1/06		600,000	600,000
TOTAL COMMERCIAL PAPER (Identified cost—$1,200,000)			1,200,000
TOTAL INVESTMENTS (Identified cost—$22,599,170)	99.2%		23,540,117
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		190,329
NET ASSETS	100.0%		$23,730,446

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$22,599,170)	$23,540,117
Receivable due from advisor	164,728
Receivable for fund shares sold	135,532
Dividends receivable	58,437
Other assets	637
Total Assets	23,899,451
LIABILITIES:
Payable for directors' fees	23,870
Payable for fund shares redeemed	12,768
Payable for distribution fees	6,614
Payable to administrator	3,698
Payable for shareholder servicing fees	2,367
Other liabilities	119,688
Total Liabilities	169,005
NET ASSETS	$23,730,446
NET ASSETS consist of:
Paid-in capital	$22,405,056
Accumulated undistributed net investment income	132,433
Accumulated undistributed net realized gain on investments	252,010
Net unrealized appreciation on investments	940,947
$23,730,446

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

August 31, 2006 (Unaudited)

CLASS A SHARES:
NET ASSETS	$12,041,422
Shares issued and outstanding ($0.001 par value common stock outstanding)	937,569
Net asset value and redemption price per share	$12.84
Maximum offering price per share ($12.84 ÷ 0.955)[a]	$13.45
CLASS C SHARES:
NET ASSETS	$7,188,841
Shares issued and outstanding ($0.001 par value common stock outstanding)	561,327
Net asset value and offering price per share[b]	$12.81
CLASS I SHARES:
NET ASSETS	$4,500,183
Shares issued and outstanding ($0.001 par value common stock outstanding)	350,105
Net asset value, offering and redemption price per share	$12.85

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividend income (net of $949 of foreign withholding tax)	$285,988
Interest income	19,543
Total Income	305,531
Expenses:
Investment advisory fees	73,963
Offering costs	68,297
Professional fees	60,067
Directors' fees and expenses	30,979
Shareholder reporting expenses	26,910
Administration fees	26,039
Distribution fees—Class A	11,323
Distribution fees—Class C	20,634
Custodian fees and expenses	17,094
Transfer agent fees	11,104
Shareholder servicing fees—Class A	4,529
Shareholder servicing fees—Class C	6,878
Registration and filing fees	6,762
Line of credit fees and expenses	35
Miscellaneous	6,848
Total Expenses	371,462
Reduction of Expenses	(268,001)
Net Expenses	103,461
Net Investment Income	202,070
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	209,245
Net change in unrealized appreciation on investments	597,640
Net realized and unrealized gain on investments	806,885
Net Increase in Net Assets Resulting from Operations	$1,008,955

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended August 31, 2006	For the Period August 31, 2005[a] through February 28, 2006
Change in Net Assets:
From Operations:
Net investment income	$202,070	$37,388
Net realized gain on investments	209,245	42,765
Net change in unrealized appreciation on investments	597,640	343,307
Net increase in net assets resulting from operations	1,008,955	423,460
Dividends to Shareholders from Net Investment Income:
Class A	(46,326)	(6,033)
Class C	(16,788)	(4,200)
Class I	(30,653)	(10,880)
Total dividends to shareholders	(93,767)	(21,113)
Capital Stock Transactions:
Increase in net assets from fund share transactions	8,769,984	13,542,652
Total increase in net assets	9,685,172	13,944,999
Net Assets:
Beginning of period	14,045,274	100,275
End of period[b]	$23,730,446	$14,045,274

a  Commencement of operations.

b  Includes undistributed net investment income of $132,433 and $24,130, respectively.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended August 31, 2006	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$12.26	$11.46
Income from investment operations:
Net investment income[b]	0.15	0.07
Net realized and unrealized gain on investments	0.50	0.77
Total income from investment operations	0.65	0.84
Less dividends to shareholders from net investment income	(0.07)	(0.04)
Redemption fees retained by the fund[c]	—	—
Net increase in net asset value	0.58	0.80
Net asset value, end of period	$12.84	$12.26
Total investment return[d,e]	5.33%	7.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.0	$6.6
Ratio of expenses to average daily net assets (before expense reduction)[f]	3.88%	7.02%
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.00%	1.28%
Ratio of net investment income to average daily net assets (before expense reduction)[f]	(0.55)%	(4.66)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	2.32%	1.08%
Portfolio turnover rate[e]	19%	8%

a  Commencement of operations.

b  Calculated based on the average shares outstanding during the period.

c  Less than $0.005 per share.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended August 31, 2006	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$12.23	$11.46
Income from investment operations:
Net investment income[b]	0.10	0.03
Net realized and unrealized gain on investments	0.52	0.77
Total income from investment operations	0.62	0.80
Less dividends to shareholders from net investment income	(0.04)	(0.03)
Redemption fees retained by the fund[c]	—	—
Net increase in net asset value	0.58	0.77
Net asset value, end of period	$12.81	$12.23
Total investment return[d,e]	5.09%	6.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.2	$3.8
Ratio of expenses to average daily net assets (before expense reduction)[f]	4.55%	7.93%
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.65%	1.95%
Ratio of net investment income to average daily net assets (before expense reduction)[f]	(1.25)%	(5.53)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	1.65%	0.45%
Portfolio turnover rate[e]	19%	8%

a  Commencement of operations.

b  Calculated based on the average shares outstanding during the period.

c  Less than $0.005 per share.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended August 31, 2006	For the Period August 31, 2005[a] through February 28, 2006
Net asset value, beginning of period	$12.27	$11.46
Income from investment operations:
Net investment income[b]	0.16	0.09
Net realized and unrealized gain on investments	0.52	0.76
Total income from investment operations	0.68	0.85
Less dividends to shareholders from net investment income	(0.10)	(0.04)
Redemption fees retained by the fund[c]	—	—
Net increase in net asset value	0.58	0.81
Net asset value, end of period	$12.85	$12.27
Total investment return[d]	5.58%	7.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.5	$3.7
Ratio of expenses to average daily net assets (before expense reduction)[e]	3.60%	11.99%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	0.65%	1.07%
Ratio of net investment income to average daily net assets (before expense reduction)[e]	(0.33)%	(9.43)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	2.62%	1.49%
Portfolio turnover rate[d]	19%	8%

a  Commencement of operations.

b  Calculated based on the average shares outstanding during the period.

c  Less than $0.005 per share.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Dividend Value Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objectives are to provide a relatively high level of current income and long term growth of income and capital appreciation. The fund had no operations until July 22, 2005 when it sold 100 shares each of Class A, C, and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on August 31, 2005. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended August 31, 2006, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an investment advisory agreement (the advisory agreement) with the fund, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the fund up to and including $1.5 billion and 0.70% of the average daily net asset above $1.5 billion.

For the six months ended August 31, 2006 and through February 28, 2007, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.00% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares. During the six months ended August 31, 2006, the advisor waived $268,001 in expenses.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the fund's average daily net assets. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, distributes the shares of the fund. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended August 31, 2006, the fund has been advised that the distributor received $8,481 in sales commissions from the sale of Class A shares and that the distributor also received $176 of contingent deferred sales charges relating to redemptions of Class C shares. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $150 from the fund for the six months ended August 31, 2006.

Offering Costs: The advisor incurred offering costs on behalf of the fund in the amount of $136,221, which were reimbursed by the fund net of any operating expense waivers. Such expenses were fully amortized as of August 31, 2006.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended August 31, 2006, totaled $11,748,211 and $3,302,258 respectively.

Note 4. Income Tax Information

As of August 31, 2006, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,599,170
Gross unrealized appreciation	$1,306,009
Gross unrealized depreciation	(365,062)
Net unrealized appreciation	$940,947

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. At August 31, 2006, the advisor owned 271,431 shares or 14.7% of the fund. Transactions in fund shares were as follows:

	For the Six Months Ended August 31, 2006		For the Period August 31, 2005[a] through February 28, 2006
	Shares	Amount	Shares	Amount
Class A:
Sold	428,946	$5,350,935	540,115	$6,510,085
Issued as reinvestment of dividends	1,611	19,699	214	2,564
Redeemed	(31,077)	(385,767)	(2,340)	(28,124)
Redemption fees retained by the fund[b]	—	1,198	—	33
Net increase	399,480	$4,986,065	537,989	$6,484,558
Class C:
Sold	252,173	$3,138,192	324,592	$3,898,126
Issued as reinvestment of dividends	83	1,018	12	139
Redeemed	(1,587)	(19,432)	(14,046)	(168,303)
Redemption fees retained by the fund[b]	—	745	—	23
Net increase	250,669	$3,120,523	310,558	$3,729,985
Class I:
Sold	62,887	$789,924	287,936	$3,317,186
Issued as reinvestment of dividends	288	3,530	906	10,880
Redeemed	(10,462)	(130,604)	—	—
Redemption fees retained by the fund[b]	—	546	—	43
Net increase	52,713	$663,396	288,842	$3,328,109

a  Commencement of operations

b  The fund may charge a 1% redemption fee on shares sold within six months of the time of purchase.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2006. The Fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended August 31, 2006, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The fund will adopt FIN 48 during 2007 and the impact to the fund's financial statements, if any, is currently being assessed.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Meet the Cohen & Steers family of open-end funds:

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

  •  Designed for investors seeking maximum
total return, investing primarily in global real
estate securities

  •  Symbol: GRSIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing.
A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Richard E. Helm
Vice president

Lawrence B. Stoller
Secretary

Jay J. Chen
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

John E. McLean
Assistant secretary

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—DVFAX
Class C—DVFCX
Class I— DVFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Dividend Value Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

DIVIDEND VALUE FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

AUGUST 31, 2006

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ Jay J. Chen
	Name:	Jay J. Chen
	Title:	Treasurer
(principal financial officer)

Date: October 23, 2006